EXHIBIT 99.2

John Deere Owner Trust 2014-B

Statement to Certificateholders

$317,000,000   Class A-1  0.21000%  Asset Backed Notes due September 24, 2015

$225,000,000   Class A-2A  0.54%  Asset Backed Notes due July 17, 2017

$100,000,000   Class A-2B  Floating Rate Asset Backed Notes due July 17, 2017

$283,000,000   Class A-3  1.07%  Asset Backed Notes due November 15, 2018

$84,915,000   Class A-4  1.50%  Asset Backed Notes due June 15, 2021

$25,896,582  Asset Backed Certificates

One-Month LIBOR as of the LIBOR Determination Date:			0.18150%
Class A-2B interest rate:			0.36150%

Payment Date:			15-May-15

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$16,220,602.05
		per $1,000 original principal amount:	$51.17

	(b)	Class A-2A Notes:	$22,205,632.20
		per $1,000 original principal amount:	$98.69

	(c)	Class A-2B Notes:	$9,869,169.87
		per $1,000 original principal amount:	$98.69

	(d)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(g)	Total:	$48,295,404.12

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$2,838.61
		per $1,000 original principal amount:	$0.01

		(ii) Class A-2A Notes:	$101,250.00
		per $1,000 original principal amount:	$0.45

		(iii) Class A-2B Notes:	$30,125.00
		per $1,000 original principal amount:	$0.30

		(iv) Class A-3 Notes:	$252,341.67
		per $1,000 original principal amount:	$0.89

		(v) Class A-4 Notes:	$106,143.75
		per $1,000 original principal amount:	$1.25

		(vi) Total:	$492,699.03

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$699,225,900.66

	(b)	Note Value at end of related Collection Period:	$686,736,780.42

	(c)	Pool Face Amount at the end of related Collection Period:	$0.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2A Notes:	$202,794,367.80
		(ii)	A-2A Note Pool Factor:	0.9013083

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$90,130,830.13
		(ii)	A-2B Note Pool Factor:	0.9013083

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$283,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$84,915,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(f)	(i)	Certificate Balance:	$25,896,582.00
		(ii)	Certificate Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$622,984.38
		(i)	per $1,000 original principal amount:	$0.59
	(b)	Amount of Servicing Fee earned:		$622,984.38
	(c)	Amount of Servicing Fee paid:		$622,984.38
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	(i)	Amount in Reserve Account:		$10,358,115.82
	(ii)	Specified Reserve Account Balance:		$10,358,115.82

(10)	(i)	Payoff Amount of Receivables 60 days or more past due:		$3,553,937.23
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		0.51%

(11)	(i)	Aggregate amount of net losses for the collection period:		$74,253.78
	(ii)	Cumulative amount of net losses:		$331,200.95
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.03%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$1,021,180.68
		(ii)	% of Pool Balance:	0.14%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(e)	Number of repurchase demands withdrawn in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%